Investment in Securities - Additional Information (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2025 JPY (¥) Investment	Sep. 30, 2024 JPY (¥)	Mar. 31, 2025 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 64,276	¥ (1,992)
Investment funds fair value	¥ 41,499		¥ 41,018
Number of investment securities in an unrealized loss position | Investment	1,113		1,272
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 14,761		¥ 14,545
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Net unrealized holding gains (losses) on trading debt securities held	¥ 5
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	24,488		24,960
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	5,335		5,379
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 11,676		¥ 10,679